Equity (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of fair value measurement of equity [abstract]
Schedule of changes in share capital
	Number of
	shares

Balance at January 1, 2019 (audited)	*)	130,414,799

Issuance of shares and warrants		93,673,000

Balance at December 31, 2019 (audited)	*)	224,087,799

Issuance of shares and warrants		166,861,280

Balance at June 30, 2020 (unaudited)	*)	390,949,079

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.